MARQUIS FUNDS (R)

                    . GOVERNMENT SECURITIES FUND
                    . STRATEGIC INCOME BOND FUND
                    . LOUISIANA TAX-FREE INCOME FUND
                    . BALANCED FUND
                    . VALUE EQUITY FUND
                    . GROWTH EQUITY FUND
                    . SMALL CAP EQUITY FUND
                    . INTERNATIONAL EQUITY FUND

                           CLASS A AND CLASS B SHARES

                         SUPPLEMENT DATED JULY 28, 1997
    TO THE PROSPECTUS DATED JANUARY 28, 1997, AS SUPPLEMENTED MARCH 4, 1997

The Prospectus, dated January 28, 1997, as supplemented March 4, 1997, is hereby amended by the addition of the following: (i) unaudited financial information for the Class A Shares and Class B Shares of the Strategic Income Bond, Small Cap Equity and International Equity Funds for the period ended March 31, 1997; (ii) unaudited financial information for the Class A Shares of the Small Cap Growth Portfolio of SEI Institutional Managed Trust ("SIMT") for the period ended March 31, 1997; and (iii) audited financial information for the Class A Shares for the International Equity Portfolio of SEI International Trust ("SIT") for the year ended February 28, 1997.

FINANCIAL HIGHLIGHTS

The following table provides unaudited financial highlights for Class A Shares and Class B Shares of the Strategic Income Bond Fund for the period January 31, 1997 (commencement of operations) to March 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                           CLASS A    CLASS B
                                                           SHARES     SHARES
                                                           -------    -------
STRATEGIC INCOME BOND FUND
Net Asset Value, Beginning of Period                       $ 10.00    $10.00
Net Investment Income                                         0.09      0.06
Realized and Unrealized Gains or (Losses) on Investments     (0.32)    (0.29)
Distributions from Net Investment Income                     (0.09)    (0.08)
Distribution from Capital Gains                                 --        --
Net Asset Value, End of Period                             $  9.68    $ 9.69
Total Return+                                                (2.35)%   (2.34)%
Net Assets, End of Period (000)                            $12,779    $   85
Ratio of Expenses to Average Net Assets                       0.90 %*   1.70 %*
Ratio of Net Investment Income to Average Net Assets          6.23 %*   5.88 %*
Ratio of Expenses to Average Net Assets (Excluding Waiv-
 ers)                                                         1.79 %*   3.25 %*
Ratio of Net Investment Income to Average Net Assets (Ex-
 cluding Waivers)                                             5.34 %*   4.33 %*
Portfolio Turnover Rate                                       0.08 %    0.08 %

--------
  Amounts designated as "--" are either $0 or have been rounded to $0.
+ Total Return does not reflect sales load on Class A Shares and Class B
  Shares.
* Annualized.

                               ----------------

The following table provides unaudited financial highlights for Class A Shares and Class B Shares of the Small Cap Equity Fund for the period February 3, 1997 (commencement of operations) to March 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                           CLASS A    CLASS B
                                                           SHARES     SHARES
                                                           -------    -------
SMALL CAP EQUITY FUND(++)
Net Asset Value, Beginning of Period                       $10.00     $10.00
Net Investment Income                                          --         --
Realized and Unrealized Gains or (Losses) on Investments    (1.44)     (1.44)
Distributions from Net Investment Income                       --         --
Distributions from Capital Gains                               --         --
Net Asset Value, End of Period                             $ 8.56     $ 8.56
Total Return+                                              (15.45)%   (15.65)%
Net Assets, End of Period (000)                            $1,550     $   11
Ratio of Expenses to Average Net Assets                      0.20 %*    0.95 %*
Ratio of Net Investment Income to Average Net Assets        (0.20)%*   (0.95)%*
Ratio of Expenses to Average Net Assets (Excluding Waiv-
 ers)                                                        3.71 %*    1.08 %*
Ratio of Net Investment Income to Average Net Assets (Ex-
 cluding Waivers)                                           (3.71)%*   (1.08)%*
Portfolio Turnover Rate                                        --         --
Average Commission Rate**                                      --         --

--------
  Amounts designated as "--" are either $0 or have been rounded to $0.
+  Total Return does not reflect sales load on Class A Shares and Class B
   Shares.
++ Total return includes performance information relating to the SIMT Small Cap
   Growth Portfolio for the period January 1, 1997 through February 2, 1997. The Marquis Small Cap Equity Fund, which began investment operations on February 3, 1997, currently invests substantially all of its assets in the SIMT Small Cap Growth Portfolio and can be expected to have a performance record that closely resembles that of the SIMT Small Cap Growth Portfolio. The total return has been adjusted to reflect the actual fees and expenses of the Marquis Small Cap Equity Fund, whose fees and expenses are higher than those of the SIMT Small Cap Growth Portfolio.
*  Annualized.
** Average commission rate paid for security purchases and sales during the period.

                               ----------------

The following table provides unaudited financial highlights for Class A Shares and Class B Shares of the International Equity Fund for the period February 3, 1997 (commencement of operations) to March 31, 1997.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:

                                                           CLASS A    CLASS B
                                                           SHARES     SHARES
                                                           -------    -------
INTERNATIONAL EQUITY FUND(++)
Net Asset Value, Beginning of Period                       $10.00     $10.00
Net Investment Income                                          --         --
Realized and Unrealized Gains or (Losses) on Investments     0.10       0.10
Distributions from Net Investment Income                       --         --
Distribution from Capital Gains                                --         --
Net Asset Value, End of Period                             $10.10     $10.10
Total Return+                                                0.91 %     0.64 %
Net Assets, End of Period (000)                            $  790     $   12
Ratio of Expenses to Average Net Assets                      0.27 %*    1.02 %*
Ratio of Net Investment Income to Average Net Assets        (0.27)%*   (1.02)%*
Ratio of Expenses to Average Net Assets (Excluding Waiv-
 ers)                                                        4.36 %*    1.44 %*
Ratio of Net Investment Income to Average Net Assets (Ex-
 cluding Waivers)                                           (4.36)%*   (1.44)%*
Portfolio Turnover Rate                                        --         --
Average Commission Rate**                                      --         --

--------
  Amounts designated as "--" are either $0 or have been rounded to $0.
+  Total Return does not reflect sales load on Class A Shares and Class B
   Shares.
++ Total return includes performance information relating to the SIT
   International Equity Portfolio for the period January 1, 1997 through February 2, 1997. The Marquis International Equity Fund, which began investment operations on February 3, 1997, currently invests substantially all of its assets in the SIT International Equity Portfolio and can be expected to have a performance record that closely resembles that of the SIT International Equity Portfolio. The total return has been adjusted to reflect the actual fees and expenses of the Marquis International Equity Fund, whose fees and expenses are higher than those of the SIT International Equity Portfolio.
*  Annualized.
** Average commission rate paid for security purchases and sales during the period.

                               ----------------

The initial paragraph and table on page 10 of the Prospectus are deleted and replaced with the following:

FINANCIAL HIGHLIGHTS

The following are financial highlights of the Small Cap Growth Portfolio of SIMT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIMT's 1) unaudited Schedule of Investments, as of March 31, 1997, which is included in the Statement of Additional Information and 2) financial statements as of, and for the fiscal year ended, September 30, 1996 and notes thereto which have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIMT's 1997 Semi-Annual Report to Shareholders and is available upon request and without charge by calling 1-800-342-5734.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD ENDED SEPTEMBER 30 AND THE PERIOD OCTOBER 1, 1996 TO MARCH 31, 1997:

                          1997*       1996       1995       1994       1993     1992**
                         --------   --------   --------   --------   --------   -------
SMALL CAP GROWTH
 PORTFOLIO CLASS A
 SHARES
Net Asset Value,
 Beginning of Period     $  20.51   $  19.88   $  14.04   $  14.67   $  10.65   $ 10.00
Net Investment Income
 (Loss)                  $  (0.04)  $  (0.08)  $  (0.14)  $  (0.05)  $  (0.02)  $  0.02
Net Realized and
 Unrealized Gains
 (Losses) on Securities  $  (3.12)  $   4.37   $   5.98   $   0.07   $   4.05   $  0.65
Distributions from Net
 Investment Income             --         --         --         --   $  (0.01)  $ (0.02)
Distributions from
 Realized Capital Gains  $  (3.85)  $   3.66         --   $  (0.65)        --        --
Net Asset Value, End of
 Period                  $  13.50   $  20.51   $  19.88   $  14.04   $  14.67   $ 10.65
Total Return(1)            (36.26)%    26.56 %    41.65 %     0.23 %    37.81 %   15.07 %
Net Assets, End of
 Period (000)            $341,657   $380,525   $310,238   $300,296   $193,816   $36,191
Ratio of Expenses to
 Average Net Assets          1.11 %     1.10 %     1.10 %     1.01 %     0.97 %    0.97 %
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets          (.50)%    (0.63)%    (0.60)%    (0.51)%    (0.25)%    0.49 %
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)         1.11 %     1.11 %     1.13 %     1.11 %     1.14 %    1.29 %
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets
 (Excluding Waivers)         (.50)%    (0.64)%    (0.63)%    (0.61)%    (0.42)%    0.17 %
Portfolio Turnover Rate        62 %      167 %      113 %       97 %       85 %      33 %
Average Commission
 Rate(2)                 $ 0.0810   $ 0.0529        N/A        N/A        N/A       N/A

--------
    Amounts designated as "--" are either $0 or have been rounded to $0.
* For the period October 1, 1996 to March 31, 1997 (unaudited). All ratios including total return for that period have been annualized.
** Small Cap Growth Portfolio's Class A shares were offered beginning April 20, 1992. All ratios including total return for that period have been annualized.
(1) Sales load is not reflected in total return.
(2) Average commission rate paid for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

                               ----------------

The second paragraph and table on page 10 of the Prospectus are deleted and replaced with the following:

The following are financial highlights of the International Equity Portfolio of SIT for a share outstanding throughout the periods indicated. This information should be read in conjunction with SIT's financial statements as of, and for the fiscal year ended, February 28, 1997 and notes thereto have been audited by Price Waterhouse LLP, independent accountants, which are incorporated by reference into this Statement of Additional Information. Additional performance information is set forth in SIT's 1997 Annual Report to Shareholders and is available upon request and without charge by calling 1- 800-342-5734.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD ENDED FEBRUARY 28 OR 29:

                           1997       1996       1995       1994       1993      1992      1991     1990(1)
                         --------   --------   --------   --------   --------   -------   -------   -------
INTERNATIONAL EQUITY
 PORTFOLIO CLASS A
 SHARES
Net Asset Value,
 Beginning of Period     $  10.00   $   9.59   $  11.00   $   8.93   $   9.09   $  9.56   $  9.62   $10.00
Net Investment
 Income/(Loss)           $   0.09   $   0.14   $   0.15   $   0.13   $   0.16   $  0.19   $  0.18   $ 0.04
Net Realized and
 Unrealized
 Gains/(Losses)          $   0.47   $   1.45   $  (0.97)  $   2.05   $   0.04   $ (0.36)  $ (0.14)  $(0.42)
Distributions from Net
 Investment Income(2)    $  (0.07)  $  (0.19)        --   $  (0.11)  $  (0.36)  $ (0.30)       --       --
Distributions from
 Realized Capital Gains  $  (0.82)  $  (0.99)  $  (0.59)        --         --        --        --       --
Return of Capital              --         --         --         --         --        --   $ (0.09)      --
Net Asset Value, End of
 Period                  $   9.67   $  10.00   $   9.59   $  11.00   $   8.93   $  9.09   $  9.65   $ 9.62
Total Return                 5.70 %    17.30 %    (7.67)%    24.44 %     2.17 %   (1.63)%    0.36 %  (3.70)%
Net Assets, End of
 Period (000)            $524,062   $347,646   $328,503   $503,498   $178,287   $92,456   $35,829   $8,661
Ratio of Expenses to
 Average Net Assets          1.28 %     1.25 %     1.19 %     1.10 %     1.10 %    1.10 %    1.10 %   1.10 %
Ratio of Net Investment
 Income/ (Loss) to
 Average Net Assets          1.11 %     1.29 %     1.30 %     1.46 %     1.80 %    2.07 %    3.52 %   3.13 %
Ratio of Expenses to
 Average Net Assets
 (Excluding Waivers)         1.42 %     1.29 %     1.21 %     1.24 %     1.53 %    1.52 %    1.64 %   5.67 %
Ratio of Net Investment
 Income/ (Loss) to
 Average Net Assets
 (Excluding Waivers)         0.97 %     1.25 %     1.28 %     1.32 %     1.37 %    1.63 %    2.98 %  (1.44)%
Portfolio Turnover Rate       117 %      102 %       64 %       19 %       23 %      79 %      14 %     --
Average Commission
 Rate(3)                 $ 0.0172        N/A        N/A        N/A        N/A       N/A       N/A      N/A

--------
    Amounts designated as "--" are either $0 or have been rounded to $0.
(1) The International Equity Portfolio's (formerly Core International Equity Portfolio) Class A Shares were offered beginning December 20, 1989. All ratios for that period have been annualized.
(2) Distributions from net investment income include distributions of certain foreign currency gains and losses.
(3) Average commission rate paid for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MARQUIS FUNDS (R)

                                 (THE "TRUST")

   SUPPLEMENT DATED JULY 28, 1997 TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 28, 1997

The Statement of Additional Information for the Trust is hereby amended and supplemented by the following (i) unaudited financial statements for the Strategic Income Bond, Small Cap Equity and International Equity Funds of the Trust for the period ending March 31, 1997; and (ii) unaudited Schedule of Investments of Class A Shares of SEI Institutional Managed Trust's Small Cap Growth Portfolio as of March 31, 1997. Additionally, the annual report for the fiscal year ended February 28, 1997, with respect to SEI International Trust's International Equity Portfolio, which has been audited by Price Waterhouse LLP, independent accountants to SEI International Trust, is incorporated herein by reference.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

--------------------------------------------------------------   --------------

                                                            MARCH 31, 1997
STATEMENT OF NET ASSETS

                                                                     (Unaudited)
--------------------------------------------------------------------------------
Strategic Income Bond Fund
--------------------------------------------------------------------------------

Description                                           Par (000)   Value (000)
--------------------------------------------------------------------------------
  U.S. Government Mortgage-Backed Obligations -- 38.4%
--------------------------------------------------------------------------------
    FHLMC
      7.500%, 02/01/27                                   $993       $   977
      8.000%, 02/01/27                                    503           506
    FNMA
      8.000%, 09/01/26                                    499           502
      7.500%, 10/01/26                                    501           492
      7.500%, 02/01/27                                    493           484
    GNMA
      7.500%, 02/15/27                                    499           489
      7.750%, 02/15/27                                    494           490
      8.000%, 03/20/27                                    500           500
    GNMA II
      8.000%, 02/15/27                                    494           497
                                                                    -------
    TOTAL U.S. GOVERNMENT MORTGAGE-
      BACKED OBLIGATIONS
      (Cost $5,048)                                                   4,937
                                                                    -------

--------------------------------------------------------------------------------
  Corporate Obligations -- 52.7%
--------------------------------------------------------------------------------
  FINANCIAL SERVICES -- 24.0%
    Aetna Services
      7.625%, 08/15/26                                   250            240
    Bankers Trust NY
      7.250%, 10/15/11                                   250            237
    Ford Motor Credit
      6.250%, 12/08/05                                   250            230
    Korea Development Bank, Ser B
      8.140%, 05/04/99                                   250            257
    Lehman Brothers
      8.500%, 08/01/15                                   295            309
    Loew's
      7.625%, 06/01/23                                   300            278
    Nationsbank
      7.800%, 09/15/16                                   500            498
    Sunamerica
      8.125%, 04/28/23                                   419            418

--------------------------------------------------------------------------------
Description                                           Par (000)   Value (000)
--------------------------------------------------------------------------------
  Corporate Obligations (continued)
--------------------------------------------------------------------------------
  FINANCIAL SERVICES (continued)
    Torchmark
      7.875%, 05/15/23                                  $400        $   382
    US West Capital Funding
      7.300%, 01/15/07                                   250            244
                                                                    -------
                                                                      3,093
                                                                    -------
  INDUSTRIAL -- 14.7%
    Brunswick
      7.375%, 09/01/23                                   400            372
    Canadian Pacific Limited
      9.450%, 08/01/21                                   280            319
    Eastman Chemical
      7.600%, 02/01/27                                   250            240
    IBM
      7.000%, 10/30/25                                   250            228
    Philip Morris
      7.200%, 02/01/07                                   250            240
    Weyerhaeuser
      7.500%, 03/01/13                                   500            494
                                                                    -------
                                                                      1,893
                                                                    -------
  UTILITIES -- 14.0%
    Commonwealth Edison
      8.375%, 09/15/22                                   300            291
    GTE
      7.900%, 02/01/27                                   400            388
    MCI Communications
      8.250%, 01/20/23                                   400            400
    Minnesota Power & Light
      7.500%, 08/01/07                                   200            196
    Pacificorp, Ser F
      7.240%, 08/16/23                                   250            235
    United Telephone Florida
      8.375%, 01/15/25                                   270            288
                                                                    -------
                                                                      1,798
                                                                    -------
    TOTAL CORPORATE OBLIGATIONS
      (Cost $7,078)                                                   6,784
                                                                    -------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS

                                                                     (Unaudited)
--------------------------------------------------------------------------------
Strategic Income Bond Fund (concluded)
--------------------------------------------------------------------------------

Description                                           Par (000)   Value (000)
--------------------------------------------------------------------------------
  Cash Equivalent -- 0.4%
--------------------------------------------------------------------------------
    SEI Liquid Asset Trust
      Government Portfolio (A)                          $  53       $    54
                                                                    -------
    TOTAL CASH EQUIVALENT
      (Cost $54)                                                         54
                                                                    -------

--------------------------------------------------------------------------------
  Repurchase Agreements -- 7.5%
--------------------------------------------------------------------------------
    Morgan Stanley
      6.200%, dated 03/31/97, matures
      04/01/97, repurchase price
      $478,000 (collateralized by
      various FNMA obligations, total
      par value $6,018,000, 9.000%-
      10.000%, 09/01/18-11/01/19, total
      market value $491,000) (1)                        $ 477       $   477
    UBS Securities
      6.350%, dated 03/31/97, matures
      04/01/97, repurchase price
      $482,000 (collateralized by U.S.
      Treasury Note, par value
      $490,000, 5.875%, 11/15/99,
      market value $493,000) (1)                          482           482
                                                                    -------
    TOTAL REPURCHASE AGREEMENTS
      (Cost $960)                                                       959
                                                                    -------
  TOTAL INVESTMENTS -- 99.0%
    (Cost $13,140)                                                   12,734
                                                                    -------
  OTHER ASSETS AND LIABILITIES, NET -- 1.0%                             130
                                                                    -------


Description                                                       Value (000)
--------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------
  Fund Shares of Class A (unlimited
    authorization -- no par value) based
    on 1,319,932 outstanding shares of
    beneficial interest                                             $13,184
  Fund Shares of Class B (unlimited
    authorization -- no par value) based
    on 8,775 outstanding shares of
    beneficial interest                                                  86
  Net unrealized depreciation on investments                           (406)
                                                                    -------
 TOTAL NET ASSETS -- 100.0%                                         $12,864
                                                                    =======
 NET ASSET VALUE AND REDEMPTION
  PRICE PER SHARE -- CLASS A                                          $9.68
                                                                    =======
 MAXIMUM OFFERING PRICE PER SHARE -- CLASS A
  ($9.68/96.50%)                                                     $10.03
                                                                    =======
 NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE -- CLASS B (2)                                      $9.69
                                                                    =======

--------------------------------------------------------------------------------
(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on March 31, 1997.
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
Ser--Series
(1) Tri-party repurchase agreement
(2) Class B has a contingent deferred sales charge. For a description of a possible sales charge, see notes to the financial statements.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------   --------------

                                                            MARCH 31, 1997
STATEMENT OF NET ASSETS

                                                                     (Unaudited)
--------------------------------------------------------------------------------
Small Cap Equity Fund
--------------------------------------------------------------------------------

Description                                             Shares    Value (000)
--------------------------------------------------------------------------------
  U.S. Treasury Obligations -- 25.4%
--------------------------------------------------------------------------------
    U.S. Treasury Bills
      4.450%, 04/03/97                                   7,500      $ 7,498
      5.370%, 04/03/97                                     500          500
      5.215%, 05/29/97                                     500          496
      5.480%, 06/26/97                                   1,000          987
      5.110%, 07/24/97                                   1,000          984
      5.120%, 08/21/97                                   2,000        1,960
      5.140%, 09/18/97                                   2,000        1,952
      5.400%, 10/16/97                                   2,000        1,943
      5.530%, 03/05/98                                   1,800        1,707
    U.S. Treasury Note
      6.500%, 04/30/97                                     500          500
                                                                    -------
    TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $18,527)                                                 18,527
                                                                    -------
--------------------------------------------------------------------------------
  Repurchase Agreements -- 74.9%
--------------------------------------------------------------------------------
    Aubrey G. Lanston
      6.250%, dated 03/31/97, matures
      04/01/97, repurchase price
      $3,000,521 (collateralized by U.S.
      Treasury Bill, par value $3,115,000,
      0.000%,07/24/97, market value
      $3,062,000)                                        3,000        3,000
    Deutsche Bank
      6.500%, dated 03/31/97, matures
      04/01/97, repurchase price
      $2,829,000 (collateralized by U.S.
      Treasury Note, par value
      $2,897,000, 5.250%, 07/31/98,
      total market value $2,885,000)(1)                  2,828        2,828
    J.P. Morgan
      6.250%, dated 03/31/97, matures
      04/01/97, repurchase price
      $16,003,000 (collateralized by
      various U.S. Treasury obligations,
      total par value $25,345,000,
      0.000%-5.625%, 06/30/97-
      05/15/06,total market value
      $16,330,000)                                      16,000       16,000


--------------------------------------------------------------------------------
International Equity Fund

Description                                             Shares    Value (000)
--------------------------------------------------------------------------------
  Repurchase Agreements (continued)
--------------------------------------------------------------------------------
    Lehman Brothers
      6.400%, dated 03/31/97, matures
      04/01/97, repurchase price
      $16,003,000 (collateralized by
      various U.S. Treasury obligations,
      total par value $25,945,000,
      0.000%-6.125%, 08/15/98-
      11/15/05, total market value
      $16,332,000)                                     $16,000      $16,000
    Merrill Lynch
      6.330%, dated 03/31/97, matures
      04/01/97, repurchase price
      $2,703,000 (collateralized by U.S.
      Treasury STRIPS, par value
      $13,185,000, 9.000%, 11/15/18,
      total market value $2,757,000)(1)                  2,702        2,702
    Morgan Stanley
      6.200%, dated 03/31/97, matures
      04/01/97, repurchase price
      $2,782,000 (collateralized by U.S.
      Treasury Bill, par value
      $2,890,000, 0.000%, 06/19/97,
      market value $2,856,000)(1)                        2,781        2,781
    Prudential Securities
      6.250%, dated 03/31/97, matures
      04/01/97, repurchase price
      $3,001,000 (collateralized by U.S.
      Treasury Note, par value
      $3,100,000, 6.375%, market value
      $3,065,000)                                        3,000        3,000
    Nomura Securities
      6.350%, dated 03/31/97, matures
      04/01/97, repurchase price
      $2,700,476 (collateralized by U.S.
      Treasury STRIPS, par value
      $13,430,000, 0.000%, 02/15/19,
      total market value $2,754,000)(1)                  2,700        2,700

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (000)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          STRATEGIC
                                            INCOME   SMALL CAP  INTERNATIONAL
                                             BOND      EQUITY      EQUITY
                                           FUND (2)   FUND (3)    FUND (3)
                                          ---------- ---------- -------------
                                           1/31/97     2/3/97      2/3/97
                                          TO 3/31/97 TO 3/31/97  TO 3/31/97
                                          ---------- ---------- -------------
INVESTMENT INCOME:
 Interest income                            $ 125      $  --         $--
 Dividend income                               --         --          --
                                            -----      -----         ---
  TOTAL INVESTMENT INCOME                     125         --          --
                                            -----      -----         ---
EXPENSES:
 Administration fees                            3         --          --
 Less: waiver of administration fees           (3)        --          --
 Investment advisory fees                      13          1          --
 Less: waiver of investment advisory fees     (13)        (1)         --
 Custodian                                     --         --          --
 Transfer agent fees                            4          4           4
 Distribution fees (1)                         --         --          --
 Less: waiver of distribution fees (1)         --         --          --
 Professional fees                             --         --          --
 Registration fees                             10         --          --
 Trustee fees                                  --         --          --
 Printing expense                              --         --          --
 Amortization of deferred organization
  costs                                        --         --          --
 Rating fees                                   --         --          --
 Insurance and other fees                       2         --          --
                                            -----      -----         ---
  TOTAL EXPENSES                               16          4           4
                                            -----      -----         ---
LESS:
 Reimbursement by Administrator                --         (4)         (4)
                                            -----      -----         ---
NET INVESTMENT INCOME                         109         --          --
                                            -----      -----         ---
NET REALIZED GAIN (LOSS) ON SECURITIES
 SOLD                                          --         --          --
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION) ON INVESTMENT SECURITIES     (406)      (198)          1
                                            -----      -----         ---
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                              (406)      (198)          1
                                            -----      -----         ---
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                  $(297)     $(198)        $ 1
                                            =====      =====         ===

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) All distribution fees and waivers are incurred at the Retail Class level for Treasury Securities Money Market Fund and the Class B level for Non-Dollar funds.
(2) The Strategic Income Bond Fund commenced operations on January 31, 1 997.
(3) The Small Cap Equity and International Equity Funds commenced operations on February 3, 1997.

The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------   --------------

                                                            MARCH 31, 1997
STATEMENT OF CHANGES IN NET ASSETS (000)

                                                                     (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                STRATEGIC INCOME    SMALL CAP     INTERNATIONAL
                                 BOND FUND (4)   EQUITY FUND (5) EQUITY FUND (5)
                                ---------------- --------------- ---------------
                                    1/31/97          2/3/97          2/3/97
                                   TO 3/31/97      TO 3/31/97      TO 3/31/97
                                ---------------- --------------- ---------------
INVESTMENT ACTIVITIES:
 Net investment income              $   109          $   --           $ --
 Net realized gain (loss) on
  securities sold                        --              --             --
 Net unrealized appreciation
  (depreciation) of investment
  securities                           (406)           (198)             1
                                    -------          ------           ----
  NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                          (297)           (198)             1
                                    -------          ------           ----
DISTRIBUTIONS TO SHAREHOLDERS:
 Income distribution Class A
  (1)                                  (109)             --             --
 Income distribution Class B
  (2)                                    --              --             --
 Income distribution Class C
  (3)                                    --              --             --
 Capital gain distribution
  Class A (1)                            --              --             --
 Capital gain distribution
  Class B (2)                            --              --             --
                                    -------          ------           ----
  TOTAL DISTRIBUTIONS                  (109)             --             --
                                    -------          ------           ----
SHARE TRANSACTIONS:
 Class A (1):
  Shares issued                      13,411           1,774            789
  Shares issued in lieu of
   cash distribution                     54              --             --
  Shares redeemed                      (281)            (27)            --
                                    -------          ------           ----
  TOTAL CLASS A SHARE TRANSAC-
   TIONS                             13,184           1,747            789
                                    -------          ------           ----
 Class B (2):
  Shares issued                          86              12             12
  Shares issued in lieu of
   cash distribution                     --              --             --
  Shares redeemed                        --              --             --
                                    -------          ------           ----
  TOTAL CLASS B SHARE TRANSAC-
   TIONS                                 86              12             12
                                    -------          ------           ----
 Class C (3):
  Shares issued                          --              --             --
  Shares issued in lieu of
   cash distribution                     --              --             --
  Shares redeemed                        --              --             --
                                    -------          ------           ----
  TOTAL CLASS C SHARE TRANSAC-
   TIONS                                 --              --             --
                                    -------          ------           ----
INCREASE (DECREASE) IN NET AS-
 SETS FROM SHAREHOLDER TRANS-
 ACTIONS                             13,270           1,759            801
                                    -------          ------           ----
  TOTAL INCREASE (DECREASE) IN
   NET ASSETS                        12,864           1,561            802
                                    -------          ------           ----

Amounts designated as "--" are either $0 or have been rounded to 50.
(1) Trust Class for Treasury Securities Money Market Fund.
(2) Retail Class for Treasury Securities Money Market Fund.
(3) Cash Sweep Class for Treasury Securities Money Market Fund.
(4) The Strategic Income Bond Fund commenced operations on January 31, 1997
(5) The Small Cap Equity and International Equity Funds commenced operations on February 3, 1997.

The accompanying notes are an integral part of the financial statements.

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997
STATEMENTS OF CHANGES IN NET ASSETS (000) (continued)
                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                        Strategic Income            Small Cap           International
                                                            Bond Fund              Equity Fund           Equity Fund
                                                       --------------------   --------------------   ------------------
                                                             1/31/97                 2/3/97                 2/3/97
                                                           to 3/31/97              to 3/31/97             to 3/31/97
                                                          ------------            ------------           ------------
NET ASSETS:
   Beginning of period                                      $     --                $     --                $     --
                                                            --------                --------                --------
   End of period                                            $ 23,864                $  1,561                $    802
                                                            ========                ========                ========
SHARES ISSUED AND REDEEMED:
   Class A (1):
      Issued                                                   1,342                     184                      78
      Issued in lieu of cash distribution                          6                      --                      --
      Redeemed                                                   (28)                     (3)                     --
                                                            --------                --------                --------
      Total Class A share transactions                         1,320                     181                      78
                                                            --------                --------                --------
   Class B (2):
      Issued                                                       9                       1                       1
      Issued in lieu of cash distribution                         --                      --                      --
      Redeemed                                                    --                      --                      --
                                                            --------                --------                --------
      Total Class B share transactions                             9                       1                       1
                                                            --------                --------                --------
   Class C (3):
      Issued                                                      --                      --                      --
      Issued in lieu of cash distribution                         --                      --                      --
      Redeemed                                                    --                      --                      --
                                                            --------                --------                --------
      Total Class C share transactions                            --                      --                      --
                                                            --------                --------                --------
Net increase (decrease) in share transactions                  1,329                     182                      79
                                                            ========                ========                ========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Trust Class for Treasury Securities Money Market Fund.
(2) Retail Class for Treasury Securities Money Market Fund.
(3) Cash Sweep Class for Treasury Securities Money Market Fund.



The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Six-Month Period Ended March 31, 1997 and the Periods Ended September 30.

                   Net Asset                     Realized      Distributions      Distributions
                     Value          Net       and Unrealized     from Net             from           Net Asset
                   Beginning    Investment   Gains or (Losses)  Investment           Capital            Value             Total
                   of Period      Income      on Investments      Income              Gains         End of Period        Return+
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (1)         $10.00          0.09            (0.32)         (0.09)              --                $9.68             (2.35)%
   CLASS B
   1997 (1)         $10.00          0.06            (0.29)         (0.08)              --                $9.69             (2.34)%
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund++
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (2)         $10.00           --             (1.44)          --                 --                $8.56            (15.45)%
   CLASS B
   1997 (2)         $10.00           --             (1.44)          --                 --                $8.56            (15.65)%
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund+++
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS A
   1997 (2)         $10.00           --              0.10           --                 --               $10.10              0.91%
   CLASS B
   1997 (2)         $10.00           --              0.10           --                 --               $10.10              0.64%
-----------------------------------------------------------------------------------------------------------------------------------





The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
20

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

                                                                 Ratio of          Ratio of Net
                                               Ratio of Net     Expenses to         Investment
                               Ratio of         Investment     Average Net           Income to
               Net Assets     Expenses to        Income to        Assets              Average          Portfolio      Average
                 End of         Average           Average       (Excluding          Net Assets         Turnover     Commission
              Period (000)    Net Assets        Net Assets       Waivers)       (Excluding Waivers)      Rate         Rate**
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Bond Fund
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS A
    1997 (1)      $12,779        0.90%*            6.23%*           1.79%*              5.34%*           0.08%          n/a
    CLASS B
    1997 (1)          $85        1.70%*            5.88%*           3.25%*              4.33%*           0.08%          n/a
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Equity Fund++
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS A
    1997 (2)       $1,550        0.20%*           (0.20)%*          3.71%*             (3.71)%*           --             --
    CLASS B
    1997 (2)          $11        0.95%*           (0.95)%*          1.08%*             (1.08)%*           --             --
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund+++
-----------------------------------------------------------------------------------------------------------------------------------
    CLASS A
    1997 (2)         $790        0.27%*           (0.27)%*          4.36%*             (4.36)%*           --             --
    CLASS B
    1997 (2)          $12        1.02%*           (1.02)%*          1.44%*             (1.44)%*           --             --
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
 + Total return does not reflect sales loads on Class B and Retail Class shares.
 * Annualized.
** Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
 (1) Commenced operations on January 31, 1997.
 (2) Commenced operations on February 3, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Organization
--------------------------------------------------------------------------------

The Marquis Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated June 29, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company with eleven series funds: Institutional Money Market Fund, Treasury Securities Money Market Fund, Tax Exempt Money Market Fund (the "Money Market Funds"), Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund (formerly the "Growth and Income Fund"), Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund (the "Non-Dollar Funds"). Each Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust is registered to offer the following classes of shares: Trust, Retail, and the Cash Sweep Class in the Treasury Securities Money Market Fund, and Class A and Class B in the Non-Dollar Funds.

The Small Cap Equity Fund and the International Equity Fund are currently "feeder" funds in separate Corporate Master-Feeder(TM) structures. That is, the Small Cap Equity Fund and International Equity Fund each currently invest in another open-end management investment company with the same investment objectives and hold as their only investment securities, shares of a single "master" fund, in this case, the SEI Institutional Managed Trust Small Cap Growth Portfolio and the SEI International Trust International Equity Portfolio, respectively. However, in certain instances the Funds are permitted to invest in securities other than a single open-end management investment company.

2. Significant Accounting Policies
--------------------------------------------------------------------------------

The following is a summary of the significant accounting policies followed by the Funds.

Securities Valuation -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Restricted and illiquid securities for which quotations are not readily available are valued at fair value using methods determined in good faith as approved by the Board of Trustees.

The investments of the Small Cap Equity and International Equity Funds, (the "Feeder" funds), in the SEI Institutional Managed Trust Small Cap

--------------------------------------------------------------------------------
22

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

Equity Fund and the SEI International Trust International Equity Fund (the "Master Funds"), respectively, are valued at the price of each Master Fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m.).

Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

Security Transactions and Related Income -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Purchase discounts and premiums on securities held by the Non-Dollar Funds are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

Repurchase Agreements -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Net Asset Value Per Share -- The net asset value per share of each Fund is calculated each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of the Fund.

Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

Use of Estimates in the Preparation of Financial Statements -- The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Distributions from net investment income are declared and paid quarterly for the Balanced Fund, Value Equity Fund, Growth Equity Fund and Small Cap Equity Fund. Distributions from net investment income are declared daily and paid monthly for the Institutional Money Market Fund, Treasury Securities Money Market Fund, and Tax Exempt Money Market Fund. Distributions from net investment income are declared and paid monthly for the Government Securities Fund, Strategic Income Bond Fund and Louisiana Tax-Free Income Fund. The International Equity Fund's distributions from net investment income are declared and paid in accordance with the SEI International Equity Fund. Any net realized capital gains are declared and distributed to shareholders at least annually.

3. Investment Advisory, Administrative, and Distribution Agreements
-------------------------------------------------------------------------------

First National Bank of Commerce in New Orleans (the "Adviser") serves as investment adviser to each Fund pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund as follows: Institutional Money Market Fund -- .15%, Treasury Securities Money Market Fund -- .30%, Tax Exempt Money Market Fund -- .45%, Government Securities Fund -- .55%, Strategic Income Bond Fund -- .74%, Louisiana Tax-Free Income Fund -- .35%, Balanced Fund -- .74%, Value Equity Fund -- .74%, Growth Equity Fund -- .74%, Small Cap Equity Fund -- .40%, and International Equity Fund -- .40%. The Adviser has voluntarily agreed to waive a portion of its fee so that expenses of each Fund will not exceed certain annual expense limitations. The Adviser reserves the right to terminate its waiver at any time in its sole discretion.

Weiss, Peck & Greer, L.L.C. serves as the investment sub-adviser for the Tax Exempt Money Market Fund pursuant to a sub-advisory agreement with the Adviser. The sub-advisory fees are paid by the Adviser.

The Trust and SEI Fund Resources (the "Administrator") have entered into an Administration Agreement. SEI Financial Management Corporation, a wholly-owned subsidiary of SEI Corporation, is the owner of all beneficial interest in the Administrator. Under terms of the Administration Agreement, the Administrator is entitled to a fee calculated daily and paid monthly at an annual rate of .10% of the average daily net assets of the Institutional Money Market Fund and .15% of the average daily net assets of the Treasury Securities Money Market Fund, Tax Exempt Money Market Fund, Government Securities Fund, Strategic Income Bond Fund, Louisiana Tax-Free Income Fund, Balanced Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund. The Administrator has voluntarily agreed to

--------------------------------------------------------------------------------
24

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

waive a portion of its fee so that expenses of each Fund will not exceed certain annual expense limitations. The Administrator reserves the right to terminate its waiver at any time in its sole discretion.

The Trust and SEI Financial Services Company (the "Distributor") have entered into a Distribution Agreement. As provided in certain Distribution Plans adopted under the Distribution Agreement, the Trust will pay a fee at an annual rate of
 .25% of the average daily net assets of the Retail class of Treasury Securities Money Market Fund and .75% of the Class B shares of the Non-Dollar Funds to the Distributor as compensation for its services. The Distributor has agreed to waive a portion of its fee from the Treasury Securities Money Market Fund in order to maintain a competitive expense ratio. The Distributor reserves the right to terminate its waiver at any time in its sole discretion.

In addition to the fees paid at the feeder level for the Small Cap Equity and International Equity Funds, each Feeder Fund's shareholders will bear indirectly their prorata portion of the advisory, administrative, distribution and other expenses of the respective Master Funds in which they invest.

The Class A shares of the Non-Dollar Funds are subject to a maximum sales load of 3.50%.

There is a contingent deferred sales charge on the Class B shares of the Non-Dollar Funds which varies depending on the number of years from time of payment for the purchase of shares until the time of redemption of such shares (the "holding period"). Solely for the purpose of determining the number of years from the time of any payment for the purchase of shares, all payments during the month are aggregated and deemed to have been made on the first day of the month.

                              CONTINGENT DEFERRED SALES
                               CHARGE AS A PERCENTAGE
       YEAR SINCE                 OF DOLLAR AMOUNT
        PURCHASE                  SUBJECT TO CHARGE
      ------------           ----------------------------
        First                           3.50%
        Second                          2.75%
        Third                           2.00%
        Fourth                          1.25%
        Fifth                           0.50%
        Sixth                           None

4. Organizational Costs and Transactions with Affiliates
-------------------------------------------------------------------------------

Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $54,278 for organizational work performed by a law firm of which an officer and a trustee of the Trust are partners. Certain officers and trustees of the Trust who are officers of the Administrator and the Distributor received no compensation from the Trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------------

5. Investment Transactions
--------------------------------------------------------------------------------

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the period ended March 31, 1997 were as follows:

                                     STRATEGIC    LOUISIANA
                        GOVERNMENT    INCOME      TAX-FREE
                        SECURITIES     BOND        INCOME     BALANCED
                          FUND         FUND         FUND        FUND
                          (000)        (000)        (000)       (000)
                         -------      -------      -------     -------
Purchases:
  U.S.
    Government           $6,055       $5,054        $  --     $  2,982
  Other                      --        7,080          994       27,911
Sales:
  U.S.
    Government           $6,051         $  6        $  --     $  3,969
  Other                   5,102           --            5       31,335
                          VALUE       GROWTH       SMALL CAP  INTERNATIONAL
                         EQUITY       EQUITY        EQUITY       EQUITY
                          FUND         FUND          FUND         FUND
                          (000)        (000)         (000)        (000)
                         -------      -------       -------      -------
Purchases:
  U.S.
    Government         $     --      $    --      $    --         $ --
  Other                  57,596       12,975        1,760          802
Sales:
  U.S.
    Government         $     --      $    --      $    --         $ --
  Other                  51,168        8,306           --           --

On March 31, 1997, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on securities at March 31, 1997, for each Non-Dollar Fund is as follows:


                                      STRATEGIC     LOUISIANA
                      GOVERNMENT       INCOME       TAX-FREE
                      SECURITIES        BOND         INCOME       BALANCED
                         FUND           FUND          FUND          FUND
                         (000)          (000)         (000)         (000)
                       ---------      ---------     ---------     ---------
Aggregate Gross
  Unrealized
  Appreciation         $    471           $ --          $166        $9,284
Aggregate Gross
  Unrealized
  Depreciation           (4,909)          (406)         (183)       (4,140)
                        -------        -------       -------       -------
Net Unrealized
  Appreciation/
  (Depreciation)        $(4,438)         $(406)        $ (17)       $5,144
                        =======        =======       =======       =======

                         VALUE     GROWTH      SMALL CAP   INTERNATIONAL
                        EQUITY     EQUITY       EQUITY        EQUITY
                         FUND       FUND         FUND          FUND
                        (000)       (000)        (000)         (000)
                      ---------   ---------    ---------     ---------
Aggregate Gross
  Unrealized
  Appreciation          $12,039     $2,107       $  --            $4
Aggregate Gross
  Unrealized
  Depreciation           (3,312)       (95)       (198)           (3)
                        -------    -------     -------       -------
Net Unrealized
  Appreciation/
  (Depreciation)       $  8,727     $1,160       $(198)           $1
                        =======    =======     =======       =======

6. Concentration of Credit Risk
--------------------------------------------------------------------------------

The Institutional Money Market Fund and the Treasury Securities Money Market Fund invest primarily in a portfolio of money market instruments maturing in one year or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality.

The Tax Exempt Money Market Fund invests in debt instruments of municipal issuers. The issuers' ability to meet their obligations may be affected by economic developments in a specific state or region.
--------------------------------------------------------------------------------
 26

----------------------------------------------[LOGO OF SEI MARQUIS APPEARS HERE]

                                                                  MARCH 31, 1997

                                                                     (Unaudited)
--------------------------------------------------------------------------------

The Tax Exempt Money Market Fund invests in securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At March 31, 1997, the percentages of portfolio investments by each revenue source were as follows:

                                            Tax Exempt
                                         Money Market Fund
                                         -----------------
    Revenue Bonds                               79%
    Anticipation Notes                          10%
    General Obligations                          9%
    Pre-Refunded Securities                      2%
                                         -----------------
       Total                                   100%
                                         =================

The Government Securities, Strategic Income Bond and Balanced Funds invest in debt instruments.

The Louisiana Tax-Free Income Fund is more susceptible to factors adversely affecting issuers of Louisiana municipal securities than a comparable municipal bond fund that does not concentrate its investments in Louisiana municipal securities.

The following table presents a summary of holdings in the Government Securities, Strategic Income Bond and Louisiana Tax-Free Income Funds as of March 31, 1997.

                                              STRATEGIC      LOUISIANA
                                GOVERNMENT      INCOME        TAX-FREE
                                SECURITIES       BOND          INCOME
RATING/SECURITY CATEGORY           FUND          FUND           FUND
------------------------        ----------    ---------      ---------

U.S. Government Security           90.1%         38.8%         0.00%
AAA                                 0.0%          0.0%         80.1%
AA                                  0.9%          4.2%          0.0%
A                                   2.0%         36.1%          1.7%
BBB                                 0.0%         13.1%          0.0%
Not Rated                           7.0%          7.8%         18.2%
                                 ----------    ----------    ----------
                                    100%          100%          100%
                                 ==========    ==========    ==========

These percentages are stated as a percentage of total investments. U.S. Government Securities represent obligations issued or guaranteed by the U.S. Government and its agencies or instrumentalities. Repurchase agreements are collateralized by U.S. Government Securities and are included in Not Rated above.

7. Capital Loss Carryforwards
--------------------------------------------------------------------------------

The Funds had capital loss carryforwards and post-October deferred losses at September 30, 1996, to the extent provided in the regulations for federal income tax as follows:

                                                             POST
                                 CAPITAL LOSS             OCTOBER 31,
                            CARRYFORWARDS EXPIRING           1995
                            -----------------------        DEFERRED
FUNDS                          2003         2004            LOSSES
-----                       -----------------------       ----------
Government
   Securities Fund          $679,660      $124,634         $  --
Louisiana Tax-Free
   Income Fund                32,125         2,083          19,720
Growth Equity Fund              --            --            73,265

       For tax purposes, capital losses can be carried forward for a maximum of eight years to offset any future net realized capital gains. Post-October deferred losses have been deferred to fiscal year 1997 for tax purposes.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio


-----------------------------------------------------------------------
                                                              Market
Description                                         Shares  Value (000)
-----------------------------------------------------------------------
Common Stocks -- 92.3%
Aerospace Defense -- 0.4%
 Deltek Systems*                                    31,200       $  277
 Micron*                                            28,100          390
 Tredegar Industries                                 1,200           48
 Vistana*                                           42,400          477
                                                                  -----
                                                                  1,192
                                                                  -----
Air Transportation -- 0.3%
 Mesaba Holdings*                                    7,600           88
 Offshore Logistics*                                60,000          960
                                                                  -----
                                                                  1,048
                                                                  -----
Aircraft -- 0.2%
 BE Aerospace*                                      20,000          490
 Rohr*                                              12,000          207
                                                                  -----
                                                                    697
                                                                  -----
Apparel/Textiles -- 1.8%
 Ashworth*                                          19,600          157
 Culp Incorporated                                   2,750           47
 Interface                                          21,000          526
 Nautica Enterprises*                              110,950        2,788
 Quaker Fabric*                                     18,000          234
 Quiksilver*                                        41,600          988
 St. John Knits                                     12,000          519
 Tommy Hilfiger*                                    16,600          867
                                                                  -----
                                                                  6,126
                                                                  -----
Automotive -- 0.2%
 Gentex*                                            33,000          652
                                                                  -----
Banks -- 2.1%
 Affiliated Community Bancorp                       20,000          475
 Astoria Financial                                  10,000          360
 Bay View Capital                                   27,300        1,392
 Coast Savings Financial*                           12,000          475
 Commercial Federal                                  7,500          253
 Cullen/Frost Bankers                                7,000          249
 Downey Financial                                   15,000          304
 First Savings Bank of
   Washington                                       30,600          578
 Firstfed Financial*                                42,100          989
 Hubco                                               7,000          159
 New York Bancorp                                    1,950           57
 North Fork Bancorporation                          10,000          361
 Peoples Heritage
   Financial Group                                  13,000          400
 Trans Financial                                    43,500          979
 Westamerica Bancorporation                          2,000          127
                                                                  -----
                                                                  7,158
                                                                  -----
Broadcasting, Newspapers &  Advertising -- 0.5%
 Cox Radio, Cl A*                                   21,400          444
 Emmis Broadcasting*                                15,000          580
 Pegasus Communications*                            18,100          199
 Universal Outdoor Holdings*                        21,400          621
                                                                  -----
                                                                  1,844
                                                                  -----
Building & Construction -- 0.2%
 Jacobs Engineering Group*                          15,000          367
 Lennar                                             20,000          490
                                                                  -----
                                                                    857
                                                                  -----
Building & Construction Supplies -- 0.5%
 Miller Industries*                                137,650        1,652
                                                                  -----
Chemicals -- 0.3%
 Scotts*                                            46,800        1,076
                                                                  -----
Communications Equipment -- 2.8%
 Act Manufacturing*                                 18,200          378
 Black Box*                                         38,600        1,037
 Checkpoint Systems*                                39,500          676
 Comverse Technology*                               15,000          592
 Digital Microwave*                                 57,000        1,097
 Dionex*                                             4,000          182

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                                                                       Market
Description                                            Shares        Value (000)
--------------------------------------------------------------------------------
 DSP Communications*                                   45,400           $   437
 Dynatech*                                             17,500               525
 Harman International                                  27,100               908
 Inter-Tel*                                             5,000                57
 Larscom Incorporated, Cl A*                           44,500               373
 National Wireless Holdings*                           36,100               505
 Sawtek*                                               42,200             1,213
 Tekelec*                                              31,100               591
 Ultrak*                                               66,700             1,201
                                                                         ------
                                                                          9,772
                                                                         ------
Computers & Services -- 4.0%
 Atl Products*                                         33,600               290
 Caere*                                                66,600               475
 Control Data Systems*                                 25,000               378
 Digital Lightwave*                                    29,200               223
 Encad*                                                56,000             1,673
 HMT Technology*                                       41,500               508
 HNC Software*                                         36,200               946
 Hyperion Software*                                    50,000               825
 Innovex                                               50,600             1,240
 Lecroy*                                               18,100               471
 Microchip Technology*                                 27,100               813
 Micron Electronics*                                   32,600               623
 Micros Systems*                                       13,300               464
 Microtouch Systems*                                   52,900             1,045
 Natural Microsystems*                                 46,000               914
 Network Appliance*                                    45,000             1,462
 Printronix*                                           41,000               512
 Trident Microsystems*                                 57,200               772
 Verifone*                                             12,000               393
                                                                         ------
                                                                         14,027
                                                                         ------
Consumer Products -- 0.5%
 Vans*                                                 94,200             1,107
 Wolverine World Wide                                  13,000               474
                                                                         ------
                                                                          1,581
                                                                         ------
Drugs -- 4.5%
 Amylin Pharmaceuticals Inc*                           15,000           $   182
 Anesta*                                               43,100               743
 ChiRex*                                               45,600               467
 Dura Pharmaceuticals*                                 85,000             3,039
 Fuisz Technologies*                                   55,450               326
 Guilford Pharmaceuticals*                             80,200             1,664
 IDEC Pharmaceuticals Corp*                            17,100               407
 Interneuron Pharmeceutical*                           23,200               409
 Jones Medical Industries                             111,275             2,671
 Liposome*                                             20,500               418
 Medicis Pharmaceutical, Cl A*                         44,400             1,321
 NBTY*                                                  6,200                94
 Neurocrine Biosciences Inc*                           42,800               385
 Onyx Pharmaceuticals*                                 39,800               478
 Parexel International*                                52,400             1,205
 Pathogenesis*                                         54,500             1,362
 Sangstat Medical Corp*                                14,400               391
                                                                         ------
                                                                         15,562
                                                                         ------
Electrical Technology -- 0.8%
 Concord EFS*                                          88,950             1,668
 Komag*                                                21,300               647
 SBS Technologies*                                     33,400               509
                                                                         ------
                                                                          2,824
                                                                         ------
Energy & Power -- 0.3%
 Micro Linear*                                         83,100             1,028
                                                                         ------
Entertainment -- 1.2%
 Anchor Gaming*                                        17,000               474
 Hollywood Park*                                       90,200             1,161
 MGM Grand*                                            13,100               475
 Regal Cinemas*                                        75,850             2,048
                                                                         ------
                                                                          4,158
                                                                         ------


--------------------------------------------------------------------------------
                                                                       Market
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
Environmental Services -- 0.3%
 Culligan Water Technologies*                        12,500              $   489
 Newpark Resources, Inc.*                            10,700                  468
                                                                          ------
                                                                             957
                                                                          ------
Financial Services -- 4.4%
 Aames Financial                                    102,650                2,079
 Americredit*                                        58,000                1,008
 Central Financial Acceptance*                       26,000                  416
 Credit Acceptance*                                 102,700                1,823
 DVI*                                                10,200                  113
 First Alliance*                                     27,400                  644
 Four Seasons Hotel Inc*                              9,100                  209
 Hamilton Bank Corp*                                 10,500                  181
 Imperial Credit Industries*                        169,300                3,407
 Metris*                                             25,800                  645
 National Surgery Centers*                           17,800                  516
 North American Mortgage                             49,500                1,009
 NVR*                                                39,700                  600
 Redwood Trust                                       25,100                1,161
 Sirrom Capital                                      12,700                  460
 The Money Store                                     44,600                  937
                                                                          ------
                                                                          15,208
                                                                          ------
Food, Beverage & Tobacco -- 0.6%
 Diedrich Coffee*                                    64,000                  288
 Morningstar Group*                                  93,600                1,802
                                                                          ------
                                                                           2,090
                                                                          ------
Gas/Natural Gas -- 0.3%
 Unit Corporation*                                  128,000                1,152
                                                                          ------
Glass Products -- 0.3%
 Libbey                                              32,300                1,009
                                                                          ------

Hotels & Lodging -- 1.0%
 Candlewood Hotels*                                  61,000               $  538
 Doubletree*                                         48,500                1,722
 Signature Resorts*                                  44,600                1,048
                                                                           -----
                                                                           3,308
                                                                           -----
Household Furniture & Fixtures -- 0.7%
 Bush Industries                                     12,000                  240
 Ethan Allen Interiors                               43,100                1,875
 Furniture Brands International*                     25,000                  375
                                                                           -----
                                                                           2,490
                                                                           -----
Household Products -- 0.5%
 Advanced Lighting
 Technologies*                                       61,200                1,346
 Semitool*                                           44,100                  485
                                                                           -----
                                                                           1,831
                                                                           -----
Insurance -- 1.9%
 Amerin*                                             37,500                  755
 CMAC Investment                                      1,200                   40
 Conseco                                             32,684                1,164
 Delphi Financial Group, Cl A*                       25,100                  835
 Executive Risk                                       7,100                  329
 Horace Mann Educators                               11,000                  485
 Phycor*                                             48,500                1,322
 Total Renal Care Holdings*                          36,900                1,121
 United Dental Care*                                 14,900                  402
                                                                           -----
                                                                           6,453
                                                                           -----
Leasing & Renting -- 0.3%
 Rental Service*                                     20,500                  389
 Renters' Choice*                                    37,600                  540
                                                                           -----
                                                                             929
                                                                           -----
Leisure Products -- 0.2%
 Cannondale*                                         28,600                  529
                                                                           -----

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
Lumber & Wood Products -- 0.7%
 Champion Enterprises*                          163,368           $ 2,430
                                                                  -------
Machinery -- 3.8%
 Camco International                              8,000               352
 Donaldson                                        7,000               243
 Duriron                                         17,000               374
 Eagle Hardware & Garden*                        50,100               902
 Edelbrock*                                      61,900             1,184
 FSI International*                              42,500               478
 Gardner Denver Machinery*                       23,800               565
 Gasonics International*                         60,900               868
 Idex                                            10,000               235
 JLG Industries                                  60,400             1,185
 Kuhlman                                         43,900             1,021
 Kulicke & Soffa Industries*                     26,500               560
 Lindsay Manufacturing*                             525                17
 Magnetek*                                       82,600             1,332
 Manitowoc                                       33,500             1,210
 Photronics Labs*                                34,800             1,022
 Thermatrix*                                     46,900               258
 Varco International*                            13,300               332
 Zoltek*                                         37,700               957
                                                                  -------
                                                                   13,095
                                                                  -------
Manufacturing -- 0.7%
 West Marine*                                    77,100             2,544
                                                                  -------
Marine Transportation -- 0.2%
 Trico Marine Services*                          17,000               807
                                                                  -------
Measuring Devices -- 0.3%
 Benchmarq Microelectronics*                      6,000                75
 Molecular Dynamics*                             55,100               813
                                                                  -------
                                                                      888
                                                                  -------
Medical Products & Services -- 7.6%
 Algos Pharmaceuticals*                          68,000             1,139
 American Homepatient*                           10,000               222
 Closure Medical*                                39,400               581
 Digene*                                         46,300               527
 Emcare Holdings Inc*                             3,000                81
 ESC Medical Systems*                            29,700               750
 FemRx*                                         104,100               280
 Genesis Health Ventures*                        16,000               500
 HemaSure*                                       53,000               212
 Hologic*                                        20,700               505
 Horizon Mental Health
   Management*                                   41,700               641
 II-VI, Inc.*                                    54,400             1,346
 Interim Services*                               17,900               696
 Invacare                                        10,000               235
 Lunar*                                           7,800               267
 Medquist*                                      120,300             2,647
 Mentor Corporation/Minn                         37,700               815
 Molecular Biosystems*                           47,800               436
 Molecular Devices*                              27,600               383
 Multicare*                                      25,000               472
 NCS Healthcare, Cl A*                           37,700               853
 Neoprobe*                                       48,900               660
 Occusystems*                                    36,300               817
 Orthodontic Centers
   of America*                                  109,300             1,476
 Pediatrix Medical Group*                        36,500             1,200
 Perceptron*                                     15,000               394
 Pharmaceutical Product
   Development*                                  57,900             1,158
 PHP Healthcare*                                 55,500               819
 Prime Medical Services*                        103,300             1,007
 Renal Treatment Centers*                        22,000               495
 Rotech Medical*                                 63,000             1,150
 Safeskin*                                       68,400             1,240
 Techne*                                          9,000               208
 Universal Health Services*                      25,500               838
 Urohealth Systems, Cl A*                        54,900               528
 Urologix*                                       40,300               685
                                                                  -------
                                                                   26,263
                                                                  -------

--------------------------------------------------------------------------------
                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
Metals & Mining -- 0.3%
 Amcol International                             50,300           $   912
                                                                  -------
Miscellaneous Business Services -- 14.99%
 Abacus Direct*                                  31,300               665
 Acxiom*                                         33,000               474
 Advanced Technologies
  Laboratories*                                  24,200               717
 Allin Communications*                           44,900               629
 Arbor Software*                                 37,900               947
 Aspen Technology*                              116,900             3,186
 Avant*                                          27,400               743
 BDM International*                              40,000               880
 Bowne                                           39,600             1,074
 BTG*                                            20,000               350
 Caci International*                             25,000               406
 Cambridge Technology
  Partners*                                      58,200             1,346
 Clarify*                                        48,400             1,168
 Computer Data Systems                            8,500               256
 Credit Management Solutions*                    44,600               457
 Dataworks*                                      82,100             1,190
 Decisionone Holdings*                           56,500               847
 Electronics for Imaging*                        46,200             1,842
 Envoy*                                          44,400             1,038
 Fair, Isaac & Company                           15,000               542
 Infinity Financial*                             52,000               897
 Insight Enterprises*                            44,000             1,089
 Intevac*                                        57,400               804
 Iona Technologies PLC*                          18,000               324
 JDA Software Group*                             90,300             1,840
 Logicon                                         14,000               495
 Manugistics*                                    28,100             1,026
 McAfee Associates*                              29,575             1,309
 Medic Computer Systems*                         11,000               176
 Meta Group*                                     31,500               606
 National Techteam*                              75,200             1,166
 NCO Group*                                      18,000               394
 Network General*                                22,800               490
 Orcad*                                          69,200               536
 Overland Data*                                  35,000               175
 Parametric Technology*                          13,100               591
 Peerless Systems*                              131,700             1,531
 Pegasystems*                                    30,400               612
 Planning Sciences
  International, ADR*                            61,500               553
 PMT Services*                                   47,500               522
 Project Software &
  Development*                                   16,500               528
 Pure Atria*                                     41,700               712
 Qualix Group*                                   84,100               463
 Rational Software*                              22,500               464
 Registry*                                       22,600               802
 Renaissance Solutions*                          11,400               288
 Scopus Technology*                              16,950               509
 Security Dynamics
  Technology*                                    16,100               394
 Siebel Systems*                                 79,000             1,323
 Spectrum Holobyte*                             150,000               938
 SPSS*                                           11,800               294
 Summit Design*                                  87,100               697
 Sunquest*                                       60,700               592
 Synopsys*                                       17,700               443
 Systemsoft Corp*                                63,500               635
 Technology Solutions*                           34,700               959
 Unison Software*                                11,900                76
 Veritas Software*                               41,600             1,232
 Viasoft*                                        23,600               767
 Videoserver*                                    20,000               473
 Viewlogic Systems*                              72,900             1,016
 Visio*                                          40,600             1,583
 Wackenhut Corrections*                          45,700               731
 Wall Data*                                      35,900               574
 Wind River Systems*                             39,000               921
 Xircom*                                         42,800               647
                                                                  -------
                                                                   51,954
                                                                  -------
Miscellaneous Consumer Services -- 0.5%
 Accustaff*                                      25,139               421


SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)

Small Cap Growth Portfolio

--------------------------------------------------------------------------------
                                                                 Market
Description                                      Shares        Value (000)
--------------------------------------------------------------------------------
 Corestaff*                                      21,100           $   417
 G&K Services, Inc.                              12,000               360
 Robert Half International*                       7,000               244
 Romac International*                            13,400               237
                                                                  -------
                                                                    1,679
                                                                  -------
Miscellaneous Manufacturing -- 0.1%
 Auspex Systems*                                 14,900               172
 Cable Design Technologies*                       6,500               145
                                                                  -------
                                                                      317
                                                                  -------
Office Furniture & Fixtures -- 0.4%
 Kimball International                           32,300             1,227
                                                                  -------
Paper & Paper Products -- 0.1%
 Republic Group                                  33,110               505
                                                                  -------
Petroleum & Fuel Products -- 5.6%
 Belden & Blake*                                 49,700             1,286
 Cabot Oil & Gas, Cl A                           24,000               420
 Cliffs Drilling*                                31,900             1,894
 Comstock Resources*                             25,000               216
 Cross Timbers Oil                               67,950             1,062
 Edge Petroleum*                                 34,200               547
 Energy Ventures*                                 4,700               290
 Ensco International*                             9,200               453
 Marine Drilling*                               151,300             2,686
 Noble Drilling*                                 32,500               561
 Nuevo Energy*                                   11,000               422
 Oceaneering International*                      95,400             1,491
 Patterson Energy*                               52,700             1,456
 Pool Energy Services*                           74,900             1,105
 Pride Petroleum Service*                        26,500               550
 Seacor Holdings*                                 7,500               402
 Seitel*                                         36,700             1,298
 Stone Energy*                                   51,000             1,224
 Swift Energy*                                   33,100               782
 Titan Exploration*                              82,400               700
 Veritas DGC*                                    20,000               395
                                                                  -------
                                                                   19,240
                                                                  -------
Photographic Equipment & Supplies -- 0.0%
 Seattle Filmworks*                               4,500           $    50
                                                                  -------
Printing & Publishing -- 0.8%
 Desktop Data*                                   22,600               288
 Lone Star Industries                            28,200             1,093
 Southdown                                       37,500             1,284
                                                                  -------
                                                                    2,665
                                                                  -------
Professional Services -- 2.1%
 Cornell Corrections Inc*                        20,700               210
 Devry*                                          25,000               550
 Ecsoft Group PLC*                               59,400               497
 Educational Management*                         26,000               592
 Equity International*                          105,050             2,206
 F.Y.I., Inc.                                    20,100               415
 Intelliquest Information Group*                 24,200               339
 Nichols Research*                               20,000               330
 Sylvan Learning Systems*                        73,800             1,827
 Tetra Tech*                                      8,000               117
                                                                  -------
                                                                    7,083
                                                                  -------
Railroads -- 0.6%
 Genessee and Wyoming*                           36,300             1,153
 Railtex*                                        41,400               688
 Rural/Metro Corporation*                        12,500               381
                                                                  -------
                                                                    2,222
                                                                  -------
Repair Services -- 0.1%
 Rollins Truck Leasing                           16,000               212
                                                                  -------
Retail -- 8.4%
 American Medserve*                              25,700               302
 Arbor Drugs                                     20,000               350
 CDW Computer Centers*                           23,150             1,043
 CKE Restaurants                                 81,300             1,799
 Coldwater Creek*                                25,800               358
 Dollar Tree Stores*                             39,650             1,467
 Dress Barn*                                     70,900             1,196
 Filene's Basement*                             128,900               870



--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
 Fine Host*                                              18,400         $   432
 Foodmaker*                                              42,800             433
 Gadzooks*                                               30,600             964
 Hollywood Entertainment*                                33,000             804
 Kenneth Cole Productions*                               42,000             882
 Landry's Seafood Restaurants*                           67,200           1,067
 Loehmann's Holdings*                                    23,000             403
 Men's Wearhouse*                                        39,000           1,073
 Micro Warehouse*                                        82,100           1,078
 Mueller Industries*                                      1,100              43
 Omnicare                                                80,300           1,887
 Papa John's International*                              55,800           1,472
 Petco Animal Supplies*                                  50,600           1,189
 Proffitts*                                              18,500             698
 Quality Food Centers*                                   14,200             596
 Rainforest Cafe*                                        16,400             324
 Rexall Sundown*                                        125,450           3,215
 Ross Stores                                            117,800           2,989
 Stage Stores*                                           45,200             994
 Williams Sonoma*                                        19,200             552
 Zale*                                                   20,500             377
                                                                         ------
                                                                         28,857
                                                                         ------
Rubber & Plastic -- 2.3%
 Carlisle                                                10,000             293
 Computer Products*                                      30,000             439
 Elantec Semiconductor*                                 118,200             369
 Just for Feet*                                          42,900             740
 MRV Communications*                                     18,200             405
 Oak Technology*                                        147,900           1,497
 Remec*                                                  50,500           1,086
 S3*                                                     33,000             429
 Sanmina*                                                43,700           1,956
 Vitesse Semiconductor*                                  21,900             605
                                                                         ------
                                                                          7,819
                                                                         ------
Semi-Conductors/Instruments -- 1.9%
 Applied Magnetics*                                      11,800             333
 Cymer*                                                  13,200             474
 Cypress Semiconductor*                                  53,500             669
 Flextronics International*                              15,300             304
 Hutchinson Technology*                                  23,000             656
 Integrated Device Technology*                           58,200             582
 Methode Electronics                                     20,000             280
 Read-Rite*                                              26,900             679
 Triquint Semiconductor*                                 34,800             831
 Unitrode*                                               29,500             959
 VLSI Technology*                                        36,200             627
                                                                        -------
                                                                          6,394
                                                                        -------
Specialty Construction -- 0.6%
 Apogee Enterprises                                      83,000           1,639
 Oakwood Homes                                           25,000             441
                                                                        -------
                                                                          2,080
                                                                        -------
Steel & Steel Works -- 0.6%
 Maverick Tube*                                          82,000           1,456
 Oregon Metallurgical*                                    7,200             130
 Precision Castparts                                     10,000             510
                                                                        -------
                                                                          2,096
                                                                        -------
Telephones & Telecommunication -- 2.9%
 ACC*                                                    19,350             431
 Boston Technology*                                      51,300             968
 Brightpoint*                                            59,137             961
 Midcom Communications*                                  52,400             419
 Orion Network Systems*                                  65,100             561
 P-Com*                                                  22,800             593
 Pacific Gateway Exchange*                               22,700             568
 Pairgain Technologies*                                  76,800           2,275
 Periophonics*                                           30,000             443
 Telco Communications Group*                             78,600           1,562
 Teletech Holdings*                                      20,600             407
 United Video Satellite Group,
   Ser A*                                                59,300             993
                                                                        -------
                                                                         10,181
                                                                        -------

SCHEDULE OF INVESTMENTS
================================================================================
SEI Institutional Managed Trust -- March 31, 1997 (Unaudited)


Small Cap Growth Portfolio


--------------------------------------------------------------------------------
                                                                       Market
Description                                              Shares      Value (000)
--------------------------------------------------------------------------------
Testing Laboratories -- 0.8%
 Atrix Labs*                                              5,200        $     57
 Curative Technologies*                                  36,600             842
 International Telecommunications
  Data Systems*                                          25,100             427
 Martek Biosciences*                                     40,700             712
 Quintiles Transnational*                                16,600             894
                                                                        -------
                                                                          2,932
                                                                        -------
Trucking -- 0.9%
 Air Express International                                8,000             254
 Expeditors International of
  Washington                                             52,600           1,262
 Gilead Sciences*                                        15,600             357
 Swift Transportation*                                   14,000             357
 US Freightways                                          20,000             518
 Werner Enterprises                                      10,000             188
                                                                        -------
                                                                          2,936
                                                                        -------
Wholesale -- 3.9%
 AAR Corp.                                               10,000             300
 Amerisource Health*                                      7,000             306
 Barnett*                                                24,400             500
 Bell Microproducts*                                     80,800             990
 Cellstar*                                               38,300             814
 Central Garden and Pet*                                 40,000             725
 Ha Lo Industries*                                       43,475             663
 Harmonic Lightwaves*                                    31,500             433
 Henry Schein*                                           42,900           1,244
 Hughes Supply                                           13,900             453
 Inso*                                                   27,100           1,018
 Iron Mountain*                                          30,300             750
 JP Food Service*                                        17,500             483
 North Face*                                             73,200           1,217
 Physician Sales & Services*                             29,900             377
 Playboy Enterprises*                                    72,500           1,115
 Richfood Holdings                                       30,000             563
 Serologicals*                                           43,150             647
 Technical Chemical & Products*                          26,900             222
 US Office Products*                                     22,100             547
 Winstar Communications*                                 27,200             316
                                                                        -------
                                                                         13,683
                                                                        -------
Total Common Stocks
 (Cost $326,333)                                                        318,281
                                                                        -------
U.S. Treasury Obligation -- 0.2%
 U.S. Treasury Bills
  0.000%, 09/18/97 (A)                                  $   700             682
                                                                        -------
Total U.S. Treasury Obligation
 (Cost $683)                                                                682
                                                                        -------
Repurchase Agreement -- 7.5%
 J.P. Morgan
  6.380%, dated 03/31/97,
  matures 04/01/97, repurchase
  price $25,791,000 (collateralized by
  various FHLMC obligations, par
  value $26,292,000, 0.000%-6.070%,
  04/18/97-11/20/98, total
  market value: $26,302,000)                             25,786          25,786
                                                                        -------
Total Repurchase Agreement
 (Cost $25,786)                                                          25,786
                                                                        -------
Total Investments -- 100.0%
 (Cost $352,802)                                                        344,749
                                                                        =======

* Non-income producing security
(A) Security has been pledged as collateral on open futures contracts.
Cl--Class
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
Ser--Series